Statutory Surplus Reserve	12 Months Ended
Dec. 31, 2013
Statutory Surplus Reserve [Abstract]
STATUTORY SURPLUS RESERVE
16.	STATUTORY SURPLUS RESERVE

In accordance with the laws and regulations of PRC, it is required that before an enterprise registered in the PRC distributes profits, it must first satisfy all tax liabilities, provide for losses incurred in previous years, and make allocations to its statutory surplus reserves. The Company’s PRC subsidiaries are required to transfer 10% of their after-tax profits to a statutory surplus reserve until the reserve balance reaches 50% of its registered capital, which must be completed prior to dividend distribution. Statutory surplus reserves may be utilized to offset prior years’ losses or to increase registered capital. Usage of the statutory surplus reserves should not result in its balance falling below 25% of registered capital, unless the reserves are used to reduce incurred losses. At December 31, 2013, 2012, and 2011 the balance of statutory surplus reserves was $3,024,562.